Disposal of Subsidiaries - Summary of Analysis of Assets and Liabilities on Date Control was Lost (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 TWD ($)
Current assets
Cash and cash equivalents	$ 261,238
Inventories related to real estate business	1,787,526
Other current assets	1,761
Non-Current Assets
Financial assets at fair value through other comprehensive income – non-current	70,809
Current Liabilities
other payables	(222)
Net assets disposed of	$ 2,121,112